Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Depreciation of property and equipment	$ 580	$ 580
Intangibles	311	279
Inventories	182	186
Accrued vacation pay and stock-based compensation	161	151
Net operating loss ("NOL") (state and foreign)	71	264
Allowance for doubtful accounts	55	55
Acquisition costs	28	31
Accrued warranty	9	5
Other	7	13
Total	1,404	1,564
Valuation allowance	0	(15)
Deferred tax assets	1,404	1,549
Deferred tax liabilities:
Net intangible assets	(212)	(222)
Unremitted earnings of foreign subsidiaries	(82)	(82)
Deferred tax liabilities	(294)	(304)
Net deferred tax assets	$ 1,110	$ 1,245